Other assets - Investments in non-listed equity instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets
Non-listed equity investments	€ 307	€ 399	€ 3,842
Total	5,136	7,519	4,093
Investments in non-listed equity instruments
Other assets
Non-listed equity investments	307	399	3,842
Total	€ 307	€ 399	€ 3,842